Income Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes
INCOME TAXES
Income tax expense differs from the amount that would have been recorded using the combined Canadian federal and Ontario statutory income tax rate. The reconciliation between the statutory and the effective tax rates is provided as follows:

Year ended December 31 (millions of dollars)	2017	2016

Income before income taxes	837	871
Income taxes at statutory rate of 26.5% (2016 - 26.5%)	222	231

Increase (decrease) resulting from:
Net temporary differences recoverable in future rates charged to customers:
Capital cost allowance in excess of depreciation and amortization	(55)	(53)
Pension contributions in excess of pension expense	(13)	(16)
Overheads capitalized for accounting but deducted for tax purposes	(17)	(16)
Interest capitalized for accounting but deducted for tax purposes	(15)	(14)
Environmental expenditures	(6)	(5)
Other	1	5
Net temporary differences	(105)	(99)
Net permanent differences	3	3
Total income taxes	120	135

The major components of income tax expense are as follows:

Year ended December 31 (millions of dollars)	2017	2016
Current income taxes	24	24
Deferred income taxes	96	111
Total income taxes	120	135

Effective income tax rate	14.3%	15.5%

Deferred Income Tax Assets and Liabilities
Deferred income tax assets and liabilities expected to be included in the rate-setting process are offset by regulatory assets and liabilities to reflect the anticipated recovery or disposition of these balances within future electricity rates. Deferred income tax assets and liabilities arise from differences between the tax basis and the carrying amounts of the assets and liabilities. At December 31, 2017 and 2016, deferred income tax assets and liabilities consisted of the following:

December 31 (millions of dollars)	2017	2016
Deferred income tax assets
Depreciation and amortization in excess of capital cost allowance	109	477
Non-depreciable capital property	271	271
Post-retirement and post-employment benefits expense in excess of cash payments	558	603
Environmental expenditures	71	74
Non-capital losses	240	213
Tax credit carryforwards	49	27
Investment in subsidiaries	84	75
Other	13	3
	1,395	1,743
Less: valuation allowance	(364)	(352)
Total deferred income tax assets	1,031	1,391
Less: current portion	—	—
	1,031	1,391

Deferred income tax liabilities
Regulatory amounts that are not recognized for tax purposes	(47)	(153)
Goodwill	(10)	(10)
Capital cost allowance in excess of depreciation and amortization	(74)	(64)
Other	(16)	(11)
Total deferred income tax liabilities	(147)	(238)
Less: current portion	—	—
	(147)	(238)

Net deferred income tax assets	884	1,153

The net deferred income tax assets are presented on the Consolidated Balance Sheets as follows:

December 31 (millions of dollars)	2017	2016
Long-term:
Deferred income tax assets	954	1,213
Deferred income tax liabilities	(70)	(60)
Net deferred income tax assets	884	1,153

The valuation allowance for deferred tax assets as at December 31, 2017 was $364 million (2016 – $352 million). The valuation allowance primarily relates to temporary differences for non-depreciable assets and investments in subsidiaries. As of December 31, 2017 and 2016, the Company had non-capital losses carried forward available to reduce future years’ taxable income, which expire as follows:

Year of expiry (millions of dollars)	2017	2016
2034	2	2
2035	221	221
2036	558	579
2037	123	—
Total losses	904	802